GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill
Goodwill	¥ 2,038,710	¥ 2,132,137	¥ 175,427
Goodwill
Goodwill, beginning balance	2,132,137	175,427
Acquisition	127,449	2,162,944	150,881
Translation adjustments and other	(220,876)	(206,234)	24,546
Goodwill, ending balance	2,038,710	2,132,137	175,427
U.S.
Goodwill
Goodwill	2,038,710	2,132,137	175,427
Goodwill
Goodwill, beginning balance	2,132,137	175,427
Acquisition	127,449	2,162,944	150,881
Translation adjustments and other	(220,876)	(206,234)	24,546
Goodwill, ending balance	¥ 2,038,710	¥ 2,132,137	¥ 175,427